Financial assets and financial liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Schedule of financial assets

	December 31,	December 31,
	2023	2022
At amortized cost
Cash and cash equivalents	12,971	35,130
Short-term investments	220,301	23,301
Trade receivables	304,687	271,140
Total	537,959	329,571
Current	468,832	282,559
Non-current	69,127	47,012

Schedule of financial liabilities

	December 31,	December 31,
	2023	2022
At amortized cost
Trade payables	111,726	98,873
Lease liabilities	327,834	323,339
Accounts payable from acquisition of subsidiaries	-	507,361
Loans and financing	2,181,819	1,620,246
Total	2,621,379	2,549,819
Current	314,467	281,341
Non-current	2,306,912	2,268,478

Schedule of maturity profile of the financial liabilities based on contractual undiscounted amounts

As of December 31, 2023	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years	Total
Trade payables	111,726	-	-	-	111,726
Lease liabilities	51,621	76,873	96,115	261,427	486,036
Loans and financing	151,120	1,690,513	932,538	-	2,774,171
Total	314,467	1,767,386	1,028,653	261,427	3,371,933

As of December 31, 2022	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years	Total
Trade payables	98,873	-	-	-	98,873
Lease liabilities	51,310	62,567	40,804	168,658	323,339
Accounts payable from acquisition of subsidiaries	-	507,361	-	-	507,361
Loans and financing	131,128	1,021,450	972,921	-	2,125,499
Total	281,311	1,591,378	1,013,725	168,658	3,055,072

Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Schedule of sensitivity analysis

					Increase / decrease in interest rate
	Balance as of 12/31/2023	Index - % per year	Probable scenario	Risk	Possible scenario 25%	Remote scenario 75%
Short-term investments	220,301	100% CDI - 13.04%	28,727	Decrease	21,545	7,182
Trade receivables	12,375	IPCA - 4.62%	572	Decrease	429	143
Lease liabilities	327,834	IGP-M - 3.17%	10,392	Increase	12,990	18,187